Stock and Stock Option Plans (Tables)	12 Months Ended
Jan. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Valuation Assumptions of Stock Options

	Years Ended January 31,
Assumptions:	2014	2013	2012
Weighted-average expected volatility	49.2%	55.1%	65.0%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	1.25%	1.32%	1.94%
Expected term (in years)	7.0	6.0	5.4
Exercise multiple factor	2.1	2.0	—
Post-vest forfeiture rate	2.4%	0%	0%

Schedule of Stock Option Transactions

Stock option transactions for FY2014, FY2013 and FY2012 were as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value (in thousands)
Outstanding at February 1, 2011	1,031,474	$25.34
Granted	123,144	32.49
Exercised	(10,611)	20.77		$122
Forfeited	(10,796)	29.57

Outstanding at January 31, 2012	1,133,211	26.12
Granted	280,547	23.32
Exercised	(54,637)	17.44		13
Forfeited	(73,818)	24.50

Outstanding at January 31, 2013	1,285,303	25.97
Granted	227,869	20.80
Exercised	(72,611)	15.96		—
Expired	(208,952)	31.45
Forfeited	(125,797)	28.67

Outstanding at January 31, 2014	1,105,812	24.22	5.7	618

Exercisable at January 31, 2012	860,756	26.11
Exercisable at January 31, 2013	965,750	25.95
Exercisable at January 31, 2014	790,905	24.84	4.5	592

Schedule of Non-vested Share Transactions

Non-vested share transactions for FY2014, FY2013 and FY2012 were as follows:

	Number of Shares	Average Grant Date Fair Value	Intrinsic Value (in thousands)
Nonvested stock at February 1, 2011	107,785	$32.24
Granted	193,188	30.67
Vested	(34,876)	35.48
Canceled	(33,251)	35.71
Forfeited	(5,927)	30.43

Nonvested stock at January 31, 2012	226,919	29.94
Granted	110,958	22.29
Vested	(15,720)	26.70
Canceled	(46,491)	27.79

Nonvested stock at January 31, 2013	275,666	27.41
Granted—Directors	4,744	21.08
Granted—Restricted stock units	22,289	20.96
Granted—Performance vesting shares	80,613	14.61
Vested	(10,065)	27.21
Canceled	(8,099)	20.89
Forfeited	(72,725)	16.97

Nonvested stock at January 31, 2014	292,423	23.42	$4,959